As filed with the Securities and Exchange Commission on November 3, 2015
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                                            1933 Act Registration No. 333-171759
                                             1940 Act Registration No. 811-22519

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 63                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 64                                                             [X]


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
               (Exact name of registrant as specified in charter)
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                  First Trust Exchange-Traded AlphaDEX Fund II
                           First Trust Advisors L.P.
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 3, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 63

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 56, as it relates to First Trust Hedged Eurozone AlphaDEX(R) ETF and First Trust Hedged Japan AlphaDEX(R) ETF, each a series of the Registrant, until December 3, 2015. Parts A, B and C of the Registrant's Post-Effective Amendment No. 56 under the Securities Act of 1933 as it relates to First Trust Hedged Eurozone AlphaDEX(R) ETF and First Trust Hedged Japan AlphaDEX(R) ETF, filed on July 23, 2015, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 3rd day of November, 2015.

                                  FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II


                                  By: /s/ Mark R. Bradley
                                      ----------------------------------
                                      Mark R. Bradley, President and
                                      Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                  TITLE                                DATE

                           President and Chief Executive        November 3, 2015
/s/ Mark R. Bradley        Officer
------------------------
    Mark R. Bradley

                           Treasurer, Chief Financial Officer   November 3, 2015
/s/ James M. Dykas         and Chief Accounting Officer
------------------------
    James M. Dykas

                                            )
James A. Bowen*                     Trustee )
                                            )
                                            )
Richard E. Erickson*                Trustee )
                                            )
                                            )        BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                   Trustee )           -----------------------
                                            )                W. Scott Jardine
                                            )                Attorney-In-Fact
Robert F. Keith*                    Trustee )                November 3, 2015
                                            )
                                            )
Niel B. Nielson *                   Trustee )
                                            )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.